CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Revenue	$ 50,347	$ 25,110	$ 7,106
Cost of sales	(34,427)	(20,153)	(7,038)
Gross profit	15,920	4,957	68
Selling expenses	(2,904)	(2,132)	(973)
Administrative expenses	(4,905)	(3,628)	(1,221)
Exploration expenses	(44)	(94)	(3)
Other operating income	3,388	4,164	6,517
Other operating expenses	(2,951)	(1,876)	(769)
Reversal of impairment of property, plant and equipment	461	0	25
Reversal of impairment of intangible assets	82	0	0
Share of profit of joint ventures	1,064	105	9
Share of profit (loss) from associates	44	7	(10)
Income from the sale of subsidiaries and financial assets	0	480	0
Operating income	10,155	1,983	3,643
Finance income	1,432	849	331
Finance costs	(5,112)	(4,277)	(1,257)
Other financial results	(2,266)	(80)	1,719
Financial results, net	(5,946)	(3,508)	793
Profit (loss) before income tax	4,209	(1,525)	4,436
Income tax and minimum notional income tax	1,367	1,201	(587)
Profit (Loss) of the year from continuing operations	5,576	(324)	3,849
Profit of the year from discontinued operations	94	72	0
Profit (loss) of the year	5,670	(252)	3,849
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Remeasurements related to defined benefit plans	1	(30)	(1)
Income tax	0	10	0
Share of (loss) income from joint ventures	(6)	(5)	1
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Exchange differences on translation	(93)	(15)	0
Income tax	0	(12)	0
Other comprehensive income of the year from continuing operations, net of tax	(98)	(52)	0
Other comprehensive income of the year from discontinued operations	603	249	0
Total comprehensive income (loss) of the year	6,175	(55)	3,849
Total income (loss) of the year attributable to:
Owners of the company	4,606	(11)	3,065
Non - controlling interest	1,064	(241)	784
Total income (loss) of the year	5,670	(252)	3,849
Total income (loss) of the year attributable to owners of the company:
Continuing operations	4,623	(93)	3,065
Discontinued operations	(17)	82	0
Total income (loss) of the year attributable to owners of the company	4,606	(11)	3,065
Total comprehensive income (loss) of the year attributable to:
Owners of the company	4,788	90	3,066
Non - controlling interest	1,387	(145)	783
Total comprehensive income (loss) of the year	6,175	(55)	3,849
Total comprehensive income (loss) of the year attributable to owners of the company:
Continuing operations	4,522	(142)	3,066
Discontinued operations	266	232	0
Total comprehensive income (loss) of the year attributable to owners of the company	$ 4,788	$ 90	$ 3,066
Earnings per share attributable to the equity holders of the company during the year
Basic and diluted earnings (loss) per share from continuing operations	$ 2.3455	$ (0.0536)	$ 2.2760
Basic and diluted (loss) earnings per share from discontinued operations	(0.0086)	0.0472	.0000
Total basic and diluted earnings (loss) per share	$ 2.3369	$ (0.0063)	$ 2.2760